Segment Reporting (Details) - Schedule of revenues attributed to countries based on location - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting (Details) - Schedule of revenues attributed to countries based on location [Line Items]
Total revenue	$ 17,800	$ 15,374
UNITED STATES
Segment Reporting (Details) - Schedule of revenues attributed to countries based on location [Line Items]
Total revenue	11,461	12,132
ISRAEL
Segment Reporting (Details) - Schedule of revenues attributed to countries based on location [Line Items]
Total revenue	1,424	809
AUSTRALIA
Segment Reporting (Details) - Schedule of revenues attributed to countries based on location [Line Items]
Total revenue	1,835	1,584
BRAZIL
Segment Reporting (Details) - Schedule of revenues attributed to countries based on location [Line Items]
Total revenue	1,431	153
GERMANY
Segment Reporting (Details) - Schedule of revenues attributed to countries based on location [Line Items]
Total revenue	1,431	100
OtherCountries [Member]
Segment Reporting (Details) - Schedule of revenues attributed to countries based on location [Line Items]
Total revenue	$ 218	$ 596